Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2014
Premiums
Significant Accounting Policies [Line Items]
Assumed risk period, in months	24 months
Derivative | Maximum
Significant Accounting Policies [Line Items]
Hedge effectiveness criteria, percent	125.00%
Derivative | Minimum
Significant Accounting Policies [Line Items]
Hedge effectiveness criteria, percent	80.00%
Cash and cash equivalents
Significant Accounting Policies [Line Items]
Time period for recognition, as shown	1 month